20 Finance result	12 Months Ended
Dec. 31, 2020
Finance Result
Finance result
20	Finance result

	2020	2019	2018

Income from financial investments	24,479	25,965	4,680
Changes in fair value of derivative instruments	20,739	-	1,219
Interest received	11,876	9,680	4,364
Foreign exchange differences	-	13,321	-
Other	5,196	2,723	165
Finance income	62,290	51,689	10,428

Change in fair value of derivative instruments	-	(1,780)	-
Interest expense	(25,543)	(24,002)	(2,404)
Interest expense on lease liabilities	(44,458)	(31,469)	-
Financial discounts granted	(8,081)	(923)	(1,063)
Bank fees	(6,333)	(2,876)	(1,219)
Foreign exchange differences	(4,613)	-	(2,697)
IOF taxes (taxes on financial transactions)	(1,661)	(6,801)	(355)
Other	(7,580)	(4,514)	(416)
Finance expenses	(98,269)	(72,365)	(8,154)

Finance result	(35,979)	(20,676)	2,274